Document and Entity Information	Nov. 06, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	Jernigan Capital, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36892
Entity Tax Identification Number	47-1978772
Entity Address, Address Line One	6410 POPLAR AVE.
Entity Address, Address Line Two	SUITE 650
Entity Address, City or Town	MEMPHIS
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38119
City Area Code	901
Local Phone Number	567-9522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001622353
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	JCAP
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Series B cumulative redeemable perpetual preferred stock, $0.01 par value per share
Trading Symbol	JCAP PR B
Security Exchange Name	NYSE